Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times. The Compensation Committee and the Board have, in the past, including during fiscal 2025, granted stock options to executives and senior management as part of the executive compensation program and may do so again in the future. During fiscal 2025, the Company did not grant stock options to any NEO during any period beginning four business days before and ending one business day after the filing by the Company of a Form 10-K, Form 10-Q, or a Form 8-K that disclosed material nonpublic information (other than the Form 8-K disclosing the grant of the Performance Stock Options, as required under SEC rules).

Award Timing Method	The Compensation Committee and the Board have, in the past, including during fiscal 2025, granted stock options to executives and senior management as part of the executive compensation program and may do so again in the future.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times.